Regulatory Capital Matters (Tables)	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Actual and Required Capital Amounts and Ratios

Actual and required capital amounts and ratios are presented below as of December 31, 2014 and 2013 for the Company and Bank.

	Actual		Required For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Regulations
	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2014
Company Total Risk-Based Capital to risk weighted assets	$114,475	12.30%	$74,464	8.00%	N/A	N/A
Company Tier 1 (Core) Capital to risk weighted assets	$107,795	11.58%	$37,232	4.00%	N/A	N/A
Company Tier 1 (Core) Capital to average assets	$107,795	8.57%	$50,291	4.00%	N/A	N/A
Bank Total Risk-Based Capital to risk weighted assets	$113,830	12.23%	$74,447	8.00%	$93,059	10.00%
Bank Tier 1 (Core) Capital to risk weighted assets	$107,150	11.51%	$37,223	4.00%	$55,835	6.00%
Bank Tier 1 (Core) Capital to average assets	$107,150	8.52%	$50,279	4.00%	$62,849	5.00%
December 31, 2013
Company Total Risk-Based Capital to risk weighted assets	$74,430	14.81%	$40,209	8.00%	N/A	N/A
Company Tier 1 (Core) Capital to risk weighted assets	$69,530	13.83%	$20,105	4.00%	N/A	N/A
Company Tier 1 (Core) Capital to average assets	$69,530	9.78%	$28,449	4.00%	N/A	N/A
Bank Total Risk-Based Capital to risk weighted assets	$73,305	14.59%	$40,192	8.00%	$50,239	10.00%
Bank Tier 1 (Core) Capital to risk weighted assets	$68,405	13.62%	$20,096	4.00%	$30,144	6.00%
Tier 1 (Core) Capital to average assets	$68,405	9.62%	$28,455	4.00%	$35,569	5.00%